FINANCING AND LOANS - Changes in the provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCING AND LOANS
Opening Balance	R$ 1,928,072	R$ 1,701,729	R$ 1,688,795
(+) Complement	994,167	290,736	1,776,727
(-) Reversal	(189,302)	(22,801)	(602,444)
Final Balance	2,635,209	1,928,072	1,701,729
Loans and receivables
FINANCING AND LOANS
Opening Balance	632,643	307,655	268,920
(+) Complement	335,762	894,870	407,734
(-) Reversal	(213,403)	(569,882)	(369,000)
Final Balance	R$ 755,002	R$ 632,643	R$ 307,655